Pension and Other Post-Retirement Benefits - Benefit obligations assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	2.38%	1.66%
Rate of compensation increase	5.79%	5.18%
Social Security increase rate	2.50%	2.50%
Pension increase rate	1.90%	1.80%
Expected weighted-average long-term rate of return on plan assets	3.04%	3.00%
Insurance contract
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Plan asset investment	100.00%
Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	0.55%	0.35%
Maximum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate	5.90%	5.20%